Segment Information - Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) (Details) - CAD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Dec. 31, 2025	Jun. 30, 2025
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		$ 79,493		$ 106,106		$ 166,553			$ 222,855
Operating expenses, net of share-based compensation and non-recurring items		(57,400)	[1]	(47,442)	[1]	(109,319)	[1]		(96,784)
Adjusted EBITDA		22,093	[1]	58,664	[1]	57,234	[1]		126,071
Share-based compensation		(3,810)		(2,351)		(6,939)			(5,592)
Non-recurring items		(518)		(763)	[2]	(806)	[2]		(1,222)
Depreciation		(22,064)		(25,914)		(44,194)			(51,823)
Amortization		(8,729)		(11,639)		(17,340)			(22,538)
Other operating gains (losses), net		293		(131)		(82,054)			3,819
Operating income		(12,735)		17,866		(94,099)			48,715
Interest expense		(50,446)		(53,631)		(100,404)			(110,295)
Gain (loss) on change in fair value of financial instruments		(471,925)		(13,248)		(487,746)			(46,660)
Interest and other income		1,864		6,834		6,013			13,042
Gain on repurchase of debt				6,896					6,896
Gain (loss) on foreign exchange		(19,900)		114,610		(37,206)			117,090
Income (loss) before income taxes		(553,142)		79,327		(713,442)			28,788
Tax (expense) recovery		(5,408)		(3,798)		3,943			(4,716)
Net income (loss)		(558,550)		75,529		(709,499)		$ (554,289)	24,072
Capital expenditures		146,488		206,242		299,109			384,770
Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		35,894		51,226		71,604			106,282
Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		40,873		52,590		89,774			109,433
Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		2,726		2,290		5,175			7,140
GEO [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		78,120		105,747		163,748			220,880
Operating expenses, net of share-based compensation and non-recurring items		(35,064)	[1]	(30,928)	[1]	(65,470)	[1]		(60,588)
Adjusted EBITDA		43,056	[1]	74,819	[1]	98,278	[1]		160,292
Capital expenditures		1,537		1,851		2,183			2,259
GEO [Member] | Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		35,894		51,226		71,604			106,282
GEO [Member] | Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		40,873		52,590		89,709			109,433
GEO [Member] | Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		1,353		1,931		2,435			5,165
Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue	[3]
Operating expenses, net of share-based compensation and non-recurring items	[3]	(1,935)	[1]	(740)	[1]	(3,743)	[1]		(1,944)
Adjusted EBITDA	[3]	(1,935)	[1]	(740)	[1]	(3,743)	[1]		(1,944)
Capital expenditures	[3]
Other [Member] | Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue	[3]
Other [Member] | Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue	[3]
Other [Member] | Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue	[3]
LEO [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		1,373		359		2,805			1,975
Operating expenses, net of share-based compensation and non-recurring items		(20,401)	[1]	(15,774)	[1]	(40,106)	[1]		(34,252)
Adjusted EBITDA		(19,028)	[1]	(15,415)	[1]	(37,301)	[1]		(32,277)
Capital expenditures		144,951		204,391		296,926			382,511
LEO [Member] | Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue
LEO [Member] | Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue						65
LEO [Member] | Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		$ 1,373		$ 359		$ 2,740			$ 1,975

[1]	The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.
[2]	Non-recurring payments include severance payments and special compensation and benefits.
[3]	Transactions that do not belong to a particular operating segment such as certain corporate entities are reported within “Other”.